Company financial information - Cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	€ 1,330	€ 1,109	€ 950
Interest paid	(510)	(556)	(323)
Net cash from operating activities	730	469	568
Cash flows from investing activities
Net cash used in investing activities	(436)	(3,003)	(304)
Cash flows from financing activities
Repayment of borrowings	(4,061)	(2,322)	(198)
Proceeds from borrowings	3,497	5,479
Early redemption premium costs paid	85	108	8
Deferred debt issue costs paid	(39)	(72)	(2)
Net cash (outflow)/inflow from financing activities	(350)	2,707	(142)
Net (decrease)/increase in cash and cash equivalents	(90)	222
Cash and cash equivalents at the beginning of the year	776	554	433
Cash and cash equivalents at the end of the year	686	776	554
ARD Finance S.A.
Cash flows from operating activities
Related party interest received	54
Interest paid	(105)
Net cash from operating activities	(51)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	(3)	(404)
Contribution to subsidiary undertaking	(45)	(431)
Dividends received	133	270
Loans granted to subsidiary undertakings		(679)
Net cash used in investing activities	85	(1,244)
Cash flows from financing activities
Proceeds from borrowings		1,529
Dividends paid	(3)	(270)	0
Deferred debt issue costs paid	(3)	(12)
Net cash (outflow)/inflow from financing activities	(6)	1,247
Net (decrease)/increase in cash and cash equivalents	28	3
Cash and cash equivalents at the beginning of the year	4	1	1
Cash and cash equivalents at the end of the year	€ 32	€ 4	€ 1